S000057734 [Member] Investment Strategy - Morningstar Global Opportunistic Equity Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and opportunistically invests predominantly in equities across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental characteristics. The Fund will normally invest at least 80% of its assets in equity securities. The Fund invests in investment companies such as ETFs, which could represent a significant percentage of assets.
The Fund invests in equity securities, which may include common stocks. The Fund may invest in companies of any size from any country, including emerging markets. Under normal market conditions, the Fund will invest significantly (e.g., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States.
To meet its objective, the Fund may also invest up to 20% of its assets in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non‑U.S. corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero‑coupon securities, non‑U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser, in its discretion, may manage assets directly by investing in open- and closed‑end investment companies, ETFs and individual securities or allocate assets to one or more subadvisers (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar, as the Fund’s adviser, is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.